Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
 INCOME TAXES
The tables below reflect the components of the three and six months ended June 30, 2013 and 2012 tax charge:

	Income before tax	Tax	Effective tax rate
	(millions, except percentages)
Three months ended June 30, 2013
Non-US ordinary income taxed at estimated annual effective tax rate	$123	$(26)	21%
US ordinary income and tax charge	16	(3)	19%
As reported	$139	$(29)	21%
Three months ended June 30, 2012
Ordinary income taxed at estimated annual effective tax rate	$146	$(36)	25%
As reported	$146	$(36)	25%

	Income before tax	Tax	Effective tax rate
	(millions, except percentages)
Six months ended June 30, 2013
Non-US ordinary income taxed at estimated annual effective tax rate	$341	$(71)	21%
US ordinary income and tax charge	54	(6)	11%
As reported	$395	$(77)	19%
Six months ended June 30, 2012
Ordinary income taxed at estimated annual effective tax rate	$443	$(109)	25%
Items where tax effect is treated discretely:
Write-off of uncollectible accounts receivable balance in North America	(12)	5	41%
As reported	$431	$(104)	24%

For interim income tax reporting purposes, the Company generally determines its best estimate of an annual effective tax rate and applies that rate to its year-to-date ordinary income. The Company's estimated annual effective tax rate excludes significant, unusual or infrequently occurring items and certain other items excluded pursuant to the US GAAP authoritative guidance where applicable. The income tax expense (or benefit) related to all other items is individually computed and recognized when the items occur.
The tax rate in second quarter 2013 was 21 percent compared with 25 percent for the same period of 2012. The tax rate in first half 2013 was 19 percent, compared with 24 percent for the same period of 2012. The reason both the quarter to date and year to date tax rates are lower in 2013 compared to 2012, is primarily due to the impact of a valuation allowance maintained against US deferred tax assets, which results in a smaller tax charge on US profits in the current interim period compared with prior interim periods.
The Company's tax rate differs from the US statutory income tax rate of 35 percent primarily due to income being subject to tax in numerous non-US jurisdictions with varying tax rates, as well as the valuation allowance maintained in the US due to losses incurred in recent years.

7.	INCOME TAXES
An analysis of income from continuing operations before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions)
Ireland	$(47)	$(39)	$3
US	(615)	(25)	84
UK	25	(58)	183
Other jurisdictions	300	361	317
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587

The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Current income taxes:
Irish corporation tax	$—	$—	$1
US federal tax	—	—	(30)
US state and local taxes	1	1	—
UK corporation tax	(2)	(33)	54
Other jurisdictions	41	42	41
Total current taxes	40	10	66
Non-current taxes:
US federal tax	3	5	(3)
US state and local taxes	—	—	(3)
UK corporation tax	4	(4)	—
Other jurisdictions	—	4	3
Total non-current taxes	7	5	(3)
Deferred taxes:
US federal tax	(44)	(6)	57
US state and local taxes	(41)	1	9
Effect of additional US valuation allowance	113	—	—
UK corporation tax	27	20	3
Other jurisdictions	(1)	2	8
Total deferred taxes	54	17	77
Total income taxes	$101	$32	$140

The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions, except percentages)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587
US federal statutory income tax rate	35%	35%	35%
Income tax expense at US federal tax rate	(118)	84	205
Adjustments to derive effective rate:
Non-deductible expenditure	15	15	7
Movement in provision for non-current taxes	6	3	(3)
Impairment of non-qualifying goodwill	137	—	—
Impact of change in tax rate on deferred tax balances	(3)	(3)	(4)
Adjustment in respect of prior periods	6	(13)	(22)
Non-deductible Venezuelan foreign exchange loss	—	—	4
Non-taxable profit on disposal of Gras Savoye	—	—	1
Effect of foreign exchange and other differences	2	1	11
Changes in valuation allowances applied to deferred tax assets	114	5	—
Net tax effect of intra-group items	(31)	(31)	(26)
Tax differentials of foreign earnings:
UK earnings	(3)	6	(13)
Other jurisdictions and US state taxes	(24)	(35)	(20)
Provision for income taxes	$101	$32	$140

Willis Group Holdings plc is a non-trading holding company tax resident in Ireland where it is taxed at the statutory rate of 25%. The provision for income tax on continuing operations has been reconciled above to the US federal statutory tax rate of 35% to be consistent with prior periods.
The net tax effect of intra-group items principally relates to transactions, the pre-tax effect of which has been eliminated in arriving at the Company’s consolidated income from continuing operations before income taxes.

The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2012	2011
	(millions)
Deferred tax assets:
Accrued expenses not currently deductible	$120	$116
US state net operating losses	64	56
US federal net operating losses	28	23
UK net operating losses	—	1
Other net operating losses	8	7
UK capital losses	42	45
Accrued retirement benefits	101	105
Deferred compensation	48	45
Stock options	40	34
Gross deferred tax assets	451	432
Less: valuation allowance	(221)	(102)
Net deferred tax assets	$230	$330
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$118	$149
Cost of tangible assets, net of related amortization	51	42
Prepaid retirement benefits	35	36
Accrued revenue not currently taxable	29	26
Cash retention award	2	63
Tax-leasing transactions	1	2
Financial derivative transactions	2	4
Deferred tax liabilities	238	322
Net deferred tax (liability) asset	$(8)	$8

	December 31,
	2012	2011
	(millions)
Balance sheet classifications:
Current:
Deferred tax assets	$13	$44
Deferred tax liabilities	(21)	(26)
Net current deferred tax assets	(8)	18
Non-current:
Deferred tax assets	18	22
Deferred tax liabilities	(18)	(32)
Net non-current deferred tax liabilities	—	(10)
Net deferred tax (liability) asset	$(8)	$8

At December 31, 2012 the Company had valuation allowances of $221 million (2011: $102 million) to reduce its deferred tax assets to estimated realizable value. The valuation allowances at December 31, 2012 relate to deferred tax assets arising from UK capital loss carryforwards ($42 million) and other net operating losses ($7 million), which have no expiration date, and to the deferred tax assets in the US ($125 million) and deferred tax assets arising from specific US State net operating losses ($47 million). US Federal net operating losses will expire between 2028 and 2031 and US State net operating losses will expire by 2030. Capital loss carryforwards can only be offset against future UK capital gains.

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2012
Deferred tax valuation allowance	102	110	12	(3)	221
Year Ended December 31, 2011
Deferred tax valuation allowance	87	—	15	—	102
Year Ended December 31, 2010
Deferred tax valuation allowance	92	—	(4)	(1)	87

At December 31, 2012 the Company had deferred tax assets of $230 million (2011: $330 million), net of the valuation allowance. Management believes, based upon the level of historical taxable income and projections for future taxable income, it is more likely than not that the Company will realize the benefits of these deductible differences, net of the valuation allowance. However, the amount of the deferred tax asset considered realizable could be adjusted in the future if estimates of taxable income are revised.
The Company recognizes deferred tax balances related to the undistributed earnings of subsidiaries when the Company expects that it will recover those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. The Company does not, however, provide for income taxes on the unremitted earnings of certain other subsidiaries where, in management’s opinion, such earnings have been indefinitely reinvested in those operations, or will be remitted either in a tax free liquidation or as dividends with taxes substantially offset by foreign tax credits. It is not practical to determine the amount of unrecognized deferred tax liabilities for temporary differences related to these investments.
Unrecognized tax benefits
Total unrecognized tax benefits as at December 31, 2012, totaled $37 million. During the next 12 months it is reasonably possible that the Company will recognize approximately $7 million of tax benefits related to the release of provisions for potential inter company pricing adjustments no longer required due to either settlement through negotiation or closure of the statute of limitations on assessment.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2012	2011	2010
	(millions)
Balance at January 1	$16	$13	$17
Reductions due to a lapse of the applicable statute of limitation	(3)	—	(7)
Increases for positions taken in current period	8	—	—
Increases for positions taken in prior periods	16	—	—
Other movements	—	3	3
Balance at December 31	$37	$16	$13

$21 million of the unrecognized tax benefits at December 31, 2012 would, if recognized, favorably affect the effective tax rate in future periods.
The Company files tax returns in the various tax jurisdictions in which it operates. The 2008 US tax year closed in 2012 upon the expiration of the statute of limitations on assessment. US tax returns have been filed timely. The Company has not extended the federal statute of limitations for assessment in the US.
All UK tax returns have been filed timely and are in the normal process of being reviewed, with HM Revenue & Customs making inquiries to obtain additional information. There are no material ongoing inquiries in relation to filed UK returns. In other jurisdictions the Company is no longer subject to examinations prior to 2003.